Schedule of Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Notes and other explanatory information [abstract]
Cash on hand	$ 1,000	$ 1,000
Cash at bank	3,543,837	3,701,567
Total cash and cash equivalents	3,544,837	3,702,567	$ 569,975	$ 4,142,541
Balance as per statement of cash flows	$ 3,544,837	$ 3,702,567	$ 569,975	$ 4,142,541